UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number_811-01608

Franklin High Income Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

_Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 5/31

Date of reporting period: 11/30/13

Item 1. Reports to Stockholders.

NOVEMBER 30, 2013

SEMIANNUAL REPORT
AND SHAREHOLDER LETTER

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FIXED INCOME

FRANKLIN HIGH INCOME FUND

FRANKLIN TEMPLETON
INVESTMENTS

Franklin · Templeton · Mutual Series

	Contents
Shareholder Letter	1	Semiannual Report		Financial Statements	29
		Franklin High Income Fund	3	Notes to Financial Statements	33
		Performance Summary	7	Shareholder Information	48
		Your Fund’s Expenses	10
		Financial Highlights and
		Statement of Investments	12

Semiannual Report

Franklin High Income Fund

Your Fund’s Goals and Main Investments: Franklin High Income Fund seeks a high level of current income, with a secondary goal of capital appreciation, by investing substantially in high yield, lower rated debt securities and preferred stocks.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

We are pleased to bring you Franklin High Income Fund’s semiannual report for the period ended November 30, 2013.

Performance Overview

Franklin High Income Fund – Class A delivered a +2.75% cumulative total return for the six months under review. In comparison, the benchmark Credit Suisse (CS) High Yield Index, which tracks the high yield debt market, returned +2.55%.1 The Fund’s peers delivered a +2.22% total return, as measured by the Lipper High Yield Funds Classification Average, which consists of funds chosen by Lipper that aim at high relative current yield from fixed income securities.2 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 7.

Economic and Market Overview

During the six-month period, financial market news headlines were dominated by the potential timing of the Federal Reserve Board’s tapering of bond purchases from its quantitative easing program, followed by a temporary U.S. government shutdown and concerns over a potential breach of the U.S. government debt ceiling. Primarily as a result of investors’ concerns over the impact

1. Source: © 2013 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

2. Source: Lipper Inc. For the six-month period ended 11/30/13, the Lipper High Yield Funds Classification Average consisted of 586 funds. Lipper calculations do not include sales charges but include reinvestment of any income or distributions. Fund performance relative to the average may have differed if these or other factors had been considered.

The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 17.

Semiannual Report | 3

Top 10 Holdings by Issuer*

11/30/13

Company	% of Total
Sector/Industry	Net Assets
Sprint Nextel Corp.	2.2%
Telecommunication Services
HCA Inc.	1.8%
Health Care Equipment & Services
Reynolds Group Issuer Inc./LLC/SA	1.6%
Materials
First Data Corp.	1.5%
Software & Services
Intelsat Jackson Holdings SA	1.5%
Telecommunication Services
Chesapeake Energy Corp.	1.3%
Energy
Caesars Entertainment	1.2%
Consumer Services
FMG Resources (August 2006) Pty. Ltd.	1.2%
Materials
Ally/GMAC Inc.**	1.2%
Diversified Financials
CIT Group Inc.	1.2%
Banks

*Securities are listed by issuer, which may appear by another name in the SOI.

**Includes securities listed under the company’s former name, GMAC Inc.

that tapering could have on longer term U.S. rates, the Treasury yield curve, which compares yields for bonds of different maturities, generally rose during the period. However, even amid these headlines and rising U.S. rates, U.S. equity markets generated strong six-month returns, with the Standard & Poor’s 500 Index gaining 11.92% during the period as the U.S. economy continued to expand at a healthy pace.3

Although rising interest rates pressured returns across much of the fixed income market, the high yield corporate bond market generated a positive return as higher yields cushioned the impact from the rise in rates. Early in the review period, the rise in rates pressured high yield bond prices as redemptions from certain high yield mutual funds negatively impacted secondary bond prices. However, as fundamentals for the high yield corporate market remained supportive, with low default rates and generally strong liquidity positions from many issuers, during the period high yield bond prices largely recovered from a second-quarter sell-off. Overall, the CS High Yield Index spread over Treasuries narrowed over the past six months, from 4.9 percentage points to 4.6 percentage points.

Consequently, corporate valuations ended the period at levels below their long-term averages. However, as default rates also remained below their historical average, the relationship between valuations and default rates still appeared reasonable to us. Moreover, given that the U.S. government postponed, at least in the near term, its fiscal and debt ceiling deadlines, the eurozone showed signs of economic recovery, and Japan employed its own quantitative easing program, the outlook for the global economy in 2014 improved in our view. Although there were signs of more aggressive new issuance from certain corporate borrowers and greater shareholder-friendly activities (such as stock buybacks, dividends, and mergers and acquisitions), our favorable economic outlook combined with a relatively muted default environment made us comfortable with the fundamental outlook for the high yield corporate market. However, considering valuations were still somewhat expensive relative to their long-term averages, we ended the period with a relatively neutral beta positioning in the Fund, with an overweighting in energy-related high yield corporate issuers.4

Investment Strategy

We are disciplined, fundamental investors who mainly rely on our analysts’ in-depth industry expertise to evaluate companies. We examine sectors and individual securities in detail. When evaluating an issuer’s creditworthiness,

3. Source: © 2013 Morningstar.

4. Beta is a measure of portfolio volatility compared to a benchmark.

4 | Semiannual Report

Dividend Distributions*
6/1/13–11/30/13
		Dividend per Share (cents)
Month	Class A	Class C	Class R	Class R6	Advisor Class
June	1.10	1.02	1.04	1.14	1.12
July	1.10	1.02	1.04	1.14	1.12
August	1.10	1.02	1.04	1.14	1.12
September	1.10	1.01	1.04	1.15	1.13
October	1.10	1.01	1.04	1.15	1.13
November	1.10	1.01	1.04	1.15	1.13
Total	6.60	6.09	6.24	6.87	6.75

*All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

we consider the issuer’s experience, managerial strength, sensitivity to economic conditions, credit rating, and current and prospective financial condition.

Manager’s Discussion

The Fund outperformed the CS High Yield Index and the average return of peer funds, as measured by the Lipper High Yield Funds Classification Average, during the period. Similar to the overall high yield market, the Fund experienced a low default rate during the period.

Compared to the Fund’s peer group, certain Fund industry weightings favorably impacted relative performance.5 In terms of favorable industry positioning, the Fund’s overweighting in the broadcasting industry was again a contributor as that industry outperformed owing to certain high beta broadcasting issues.6 Given the higher quality and lower yield nature of the lodging sector, the Fund’s lack of exposure to lodging aided relative performance, as that sector lagged the returns of the broader high yield bond market. Similarly, the Fund’s lower weighting in pay television operators also benefited relative returns.7

Conversely, the Fund’s overweighting in the energy sector weighed on performance relative to the benchmark. The heavy new-issue supply calendar for energy issuers led this sector to lag in performance during the period. The Fund’s lower exposure to the information technology and food and staples retailing

5. For industry weighting comparisons, the Fund’s peer group comprises some of the mutual funds in the Lipper High Yield Funds Classification Average.

6. Broadcasting is part of media in the SOI.

7. Pay television is part of media in the SOI.

Semiannual Report | 5

What is a currency forward contract?

A currency forward contract, or currency forward, is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

What is a credit derivative?

A credit derivative is a contract agreement between the Fund and a counterparty that is principally used by the Fund to gain or increase exposure to certain high yield securities or segments of the high yield bond market and/or to hedge against credit risk.

sectors detracted from relative returns as both industries outperformed during the period.8 In particular, the food retailing industry was buoyed by a rebound in the bond prices for a high yield supermarket chain that was not owned by the Fund.9

To a small extent, the portfolio utilized derivatives, including currency forwards and credit derivatives via a high yield derivatives index. Currency forwards are principally used as a tool to hedge currency risk. Credit derivatives are used to hedge against credit risk, to gain or increase exposure to certain high yield securities or segments of the high yield bond markets, or to otherwise enhance Fund returns. By period-end, the Fund held no credit derivatives.

Thank you for your continued participation in Franklin High Income Fund.

We look forward to serving your future investment needs.

Christopher J. Molumphy, CFA

Eric G. Takaha, CFA

Portfolio Management Team
Franklin High Income Fund

The foregoing information reflects our analysis, opinions and portfolio holdings as of November 30, 2013, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

8. Information technology comprises semiconductors and semiconductor equipment; software and services; and technology hardware and equipment in the SOI.

9. Food retailing is part of food and staples retailing in the SOI.

6 | Semiannual Report

Performance Summary as of 11/30/13

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Price and Distribution Information
Class A (Symbol: FHAIX)			Change	11/30/13	5/31/13
Net Asset Value (NAV)		-$	0.01	$2.11	$2.12
Distributions (6/1/13–11/30/13)
Dividend Income	$0.0660
Class C (Symbol: FCHIX)			Change	11/30/13	5/31/13
Net Asset Value (NAV)			$0.00	$2.13	$2.13
Distributions (6/1/13–11/30/13)
Dividend Income	$0.0609
Class R (Symbol: FHIRX)			Change	11/30/13	5/31/13
Net Asset Value (NAV)			$0.00	$2.14	$2.14
Distributions (6/1/13–11/30/13)
Dividend Income	$0.0624
Class R6 (Symbol: n/a)			Change	11/30/13	5/31/13
Net Asset Value (NAV)		-$	0.01	$2.11	$2.12
Distributions (6/1/13–11/30/13)
Dividend Income	$0.0687
Advisor Class (Symbol: FVHIX)			Change	11/30/13	5/31/13
Net Asset Value (NAV)		-$	0.01	$2.11	$2.12
Distributions (6/1/13–11/30/13)
Dividend Income	$0.0675

Performance1

Cumulative total return excludes sales charges. Aggregate and average annual total returns and value of $10,000 investment include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Class R/R6/Advisor Class: no sales charges.

Class A		6-Month		1-Year		5-Year		10-Year
Cumulative Total Return[2]	+	2.75%	+	8.75%	+	128.49%	+	120.75%
Average Annual Total Return[3]		-1.43%	+	4.22%	+	16.96%	+	7.77%
Value of $10,000 Investment[4]		$9,857		$10,422		$21,884		$21,142
Avg. Ann. Total Return (12/31/13)[5]			+	3.20%	+	15.35%	+	7.51%
Distribution Rate[6]		6.00%
30-Day Standardized Yield[7]		4.62% (with waiver)				4.62% (without waiver)
Total Annual Operating Expenses[8]		0.77% (with waiver)				0.78% (without waiver)

Semiannual Report | 7

Performance Summary (continued)

Performance[1] (continued)
Class C		6-Month		1-Year		5-Year		10-Year
Cumulative Total Return[2]	+	2.96%	+	8.13%	+	122.72%	+	109.88%
Average Annual Total Return[3]	+	1.96%	+	7.13%	+	17.37%	+	7.70%
Value of $10,000 Investment[4]		$10,196		$10,713		$22,272		$20,988
Avg. Ann. Total Return (12/31/13)[5]			+	6.04%	+	15.71%	+	7.48%
Distribution Rate[6]		5.69%
30-Day Standardized Yield[7]		4.32% (with waiver)				4.32% (without waiver)
Total Annual Operating Expenses[8]		1.27% (with waiver)				1.28% (without waiver)
Class R		6-Month		1-Year		5-Year		10-Year
Cumulative Total Return[2]	+	3.02%	+	8.74%	+	125.07%	+	112.49%
Average Annual Total Return[3]	+	3.02%	+	8.74%	+	17.61%	+	7.83%
Value of $10,000 Investment[4]		$10,302		$10,874		$22,507		$21,249
Avg. Ann. Total Return (12/31/13)[5]			+	7.15%	+	15.95%	+	7.61%
Distribution Rate[6]		5.83%
30-Day Standardized Yield[7]		4.49% (with waiver)				4.49% (without waiver)
Total Annual Operating Expenses[8]		1.12% (with waiver)				1.13% (without waiver)
Class R6						6-Month		Inception (5/1/13)
Cumulative Total Return[2]					+	2.88%	+	1.92%
Aggregate Total Return[9]					+	2.88%	+	1.92%
Value of $10,000 Investment[4]						$10,288		$10,192
Aggregate Total Return (12/31/13)5, 9							+	2.47%
Distribution Rate[6]		6.54%
30-Day Standardized Yield[7]		5.13% (with waiver)				5.13% (without waiver)
Total Annual Operating Expenses[8]		0.49% (with waiver)				0.50% (without waiver)
Advisor Class		6-Month		1-Year		5-Year		10-Year
Cumulative Total Return[2]	+	2.82%	+	8.89%	+	129.97%	+	122.65%
Average Annual Total Return[3]	+	2.82%	+	8.89%	+	18.12%	+	8.33%
Value of $10,000 Investment[4]		$10,282		$10,889		$22,997		$22,265
Avg. Ann. Total Return (12/31/13)[5]			+	7.79%	+	16.44%	+	8.11%
Distribution Rate[6]		6.43%
30-Day Standardized Yield[7]		4.98% (with waiver)				4.98% (without waiver)
Total Annual Operating Expenses[8]		0.62% (with waiver)				0.63% (without waiver)

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

8 | Semiannual Report

Performance Summary (continued)

Endnotes

All investments involve risks, including possible loss of principal. The risks associated with higher yielding, lower rated securities include higher risk of default and loss of principal. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. In addition, interest rate movements will affect the Fund’s share price and yield. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Investment in foreign securities also involves special risks, including currency fluctuations, and political and economic uncertainty. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C:	Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.
Class R:	Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.
Class R6:	Shares are available to certain eligible investors as described in the prospectus.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. The Fund has a fee waiver associated with its investments in a Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year end. Fund investment results reflect the fee waiver, to the extent applicable; without this reduction, the results would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

5. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

6. Distribution rate is based on an annualization of the respective class’s November dividend and the maximum offering price (NAV for Classes C, R, R6 and Advisor) per share on 11/30/13.

7. The 30-day standardized yield for the 30 days ended 11/30/13 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

8. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

9. Aggregate total return represents the change in value of an investment for the periods indicated. Since Class R6 shares have existed for less than one year, average annual total return is not available.

Semiannual Report | 9

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

10 | Semiannual Report

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Class A	Value 6/1/13	Value 11/30/13	Period* 6/1/13–11/30/13
Actual	$1,000	$1,027.50	$3.86
Hypothetical (5% return before expenses)	$1,000	$1,021.26	$3.85
Class C
Actual	$1,000	$1,029.60	$6.41
Hypothetical (5% return before expenses)	$1,000	$1,018.75	$6.38
Class R
Actual	$1,000	$1,030.20	$5.65
Hypothetical (5% return before expenses)	$1,000	$1,019.50	$5.62
Class R6
Actual	$1,000	$1,028.80	$2.44
Hypothetical (5% return before expenses)	$1,000	$1,022.66	$2.43
Advisor Class
Actual	$1,000	$1,028.20	$3.10
Hypothetical (5% return before expenses)	$1,000	$1,022.01	$3.09

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.76%; C: 1.26%; R: 1.11%; R6: 0.48%; and Advisor: 0.61%), multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

Semiannual Report | 11

Franklin High Income Trust

Financial Highlights

Franklin High Income Fund
	Six Months Ended
	November 30, 2013			Year Ended May 31,
Class A	(unaudited)	2013	2012	2011	2010	2009
Per share operating performance
(for a share outstanding throughout
the period)
Net asset value, beginning of period	$2.12	$1.97	$2.05	$1.89	$1.66	$2.01
Income from investment operations[a]:
Net investment income[b]	0.07	0.13	0.14	0.15	0.15	0.14
Net realized and unrealized gains
(losses)	(0.01)	0.16	(0.07)	0.16	0.23	(0.34)
Total from investment operations	0.06	0.29	0.07	0.31	0.38	(0.20)
Less distributions from net investment
income	(0.07)	(0.14)	(0.15)	(0.15)	(0.15)	(0.15)
Redemption fees[c]	—	—	—	—	—	—[d]
Net asset value, end of period	$2.11	$2.12	$1.97	$2.05	$1.89	$1.66

Total return[e]	2.75%	15.24%	3.64%	17.15%	23.50%	(9.23)%

Ratios to average net assets[f]
Expenses[g]	0.76%	0.76%	0.76%	0.75%	0.74%	0.78%
Net investment income	6.32%	6.49%	7.16%	7.48%	8.30%	8.80%

Supplemental data
Net assets, end of period (000’s)	$3,805,310	$3,920,619	$2,979,160	$2,750,251	$2,286,144	$1,811,866
Portfolio turnover rate	16.85%	28.89%	22.52%	51.57%	41.14%	26.56%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cEffective September 1, 2008, the redemption fee was eliminated.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gBenefit of expense reduction rounds to less than 0.01%.

12 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin High Income Trust
Financial Highlights (continued)

Franklin High Income Fund
	Six Months Ended
	November 30, 2013		Year Ended May 31,
Class C	(unaudited)	2013	2012	2011	2010	2009
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$2.13	$1.99	$2.07	$1.90	$1.67	$2.02
Income from investment operations[a]:
Net investment income[b]	0.06	0.13	0.13	0.14	0.15	0.14
Net realized and unrealized gains (losses)	—	0.14	(0.07)	0.17	0.22	(0.35)
Total from investment operations	0.06	0.27	0.06	0.31	0.37	(0.21)
Less distributions from net investment income	(0.06)	(0.13)	(0.14)	(0.14)	(0.14)	(0.14)
Redemption fees[c]	—	—	—	—	—	—[d]
Net asset value, end of period	$2.13	$2.13	$1.99	$2.07	$1.90	$1.67

Total return[e]	2.96%	13.99%	3.09%	17.03%	22.74%	(9.65)%

Ratios to average net assets[f]
Expenses[g]	1.26%	1.26%	1.26%	1.25%	1.25%	1.28%
Net investment income	5.82%	5.99%	6.66%	6.98%	7.79%	8.30%

Supplemental data
Net assets, end of period (000’s)	$820,620	$814,757	$580,850	$494,073	$398,292	$310,399
Portfolio turnover rate	16.85%	28.89%	22.52%	51.57%	41.14%	26.56%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cEffective September 1, 2008, the redemption fee was eliminated.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gBenefit of expense reduction rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 13

Franklin High Income Trust
Financial Highlights (continued)

Franklin High Income Fund
	Six Months Ended
	November 30, 2013		Year Ended May 31,
Class R	(unaudited)	2013	2012	2011	2010	2009
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$2.14	$2.00	$2.08	$1.91	$1.68	$2.02
Income from investment operations[a]:
Net investment income[b]	0.06	0.13	0.14	0.14	0.15	0.14
Net realized and unrealized gains (losses)	—	0.14	(0.08)	0.18	0.22	(0.33)
Total from investment operations	0.06	0.27	0.06	0.32	0.37	(0.19)
Less distributions from net investment income	(0.06)	(0.13)	(0.14)	(0.15)	(0.14)	(0.15)
Redemption fees[c]	—	—	—	—	—	—[d]
Net asset value, end of period	$2.14	$2.14	$2.00	$2.08	$1.91	$1.68

Total return[e]	3.02%	14.05%	3.25%	17.12%	22.78%	(9.01)%

Ratios to average net assets[f]
Expenses[g]	1.11%	1.11%	1.11%	1.10%	1.10%	1.13%
Net investment income	5.97%	6.14%	6.81%	7.13%	7.94%	8.45%

Supplemental data
Net assets, end of period (000’s)	$334,843	$335,335	$263,425	$209,566	$122,056	$42,459
Portfolio turnover rate	16.85%	28.89%	22.52%	51.57%	41.14%	26.56%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cEffective September 1, 2008, the redemption fee was eliminated.
dAmount rounds to less than $0.01 per share.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gBenefit of expense reduction rounds to less than 0.01%.

14 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin High Income Trust
Financial Highlights (continued)

Franklin High Income Fund
	Six Months Ended	Period Ended
	November 30, 2013	May 31,
Class R6	(unaudited)	2013 [a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$2.12	$2.14
Income from investment operations[b]:
Net investment income[c]	0.07	0.01
Net realized and unrealized gains (losses)	(0.01)	(0.03)
Total from investment operations	0.06	(0.02)
Less distributions from net investment income	(0.07)	—
Net asset value, end of period	$2.11	$2.12

Total return[d]	2.88%	(0.93)%

Ratios to average net assets[e]
Expenses[f]	0.48%	0.48%
Net investment income	6.60%	6.78%

Supplemental data
Net assets, end of period (000’s)	$1,158	$298
Portfolio turnover rate	16.85%	28.89%

aFor the period May 1, 2013 (effective date) to May 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 15

Franklin High Income Trust
Financial Highlights (continued)

Franklin High Income Fund
	Six Months Ended
	November 30, 2013			Year Ended May 31,
Advisor Class	(unaudited)	2013	2012	2011	2010	2009
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$2.12	$1.98	$2.06	$1.89	$1.66	$2.01
Income from investment operations[a]:
Net investment income[b]	0.07	0.14	0.14	0.15	0.16	0.14
Net realized and unrealized gains (losses)	(0.01)	0.14	(0.07)	0.18	0.22	(0.34)
Total from investment operations	0.06	0.28	0.07	0.33	0.38	(0.20)
Less distributions from net investment
income	(0.07)	(0.14)	(0.15)	(0.16)	(0.15)	(0.15)
Redemption fees[c]	—	—	—	—	—	—[d]
Net asset value, end of period	$2.11	$2.12	$1.98	$2.06	$1.89	$1.66

Total return[e]	2.82%	14.81%	3.79%	17.89%	23.65%	(9.12)%

Ratios to average net assets[f]
Expenses[g]	0.61%	0.61%	0.61%	0.60%	0.60%	0.63%
Net investment income	6.47%	6.64%	7.31%	7.63%	8.44%	8.95%

Supplemental data
Net assets, end of period (000’s)	$1,402,358	$1,275,166	$857,927	$362,418	$189,004	$149,485
Portfolio turnover rate	16.85%	28.89%	22.52%	51.57%	41.14%	26.56%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cEffective September 1, 2008, the redemption fee was eliminated.
dAmount rounds to less than $0.01 per share.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gBenefit of expense reduction rounds to less than 0.01%.

16 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin High Income Trust

Statement of Investments, November 30, 2013 (unaudited)

Franklin High Income Fund	Country	Shares/Warrants	Value
Common Stocks and Other Equity Interests 0.2%
Consumer Services 0.0%†
[a,b]Station Casinos Inc., wts., 6/17/18	United States	136,789	$150,467
Materials 0.1%
[a,b]NewPage Corp., Litigation Trust	United States	30,000,000	—
[a]NewPage Holdings Inc.	United States	120,000	10,860,000
			10,860,000
Transportation 0.1%
[a]CEVA Holdings LLC	United Kingdom	3,364	3,280,115
Total Common Stocks and Other Equity Interests
(Cost $31,987,056)			14,290,582
Convertible Preferred Stocks 0.1%
Transportation 0.1%
[a]CEVA Holdings LLC, cvt. pfd., A-1	United Kingdom	134	127,300
[a]CEVA Holdings LLC, cvt. pfd., A-2	United Kingdom	7,283	6,918,489
Total Convertible Preferred Stocks
(Cost $11,036,794)			7,045,789
Preferred Stocks (Cost $8,655,000) 0.2%
Diversified Financials 0.2%
GMAC Capital Trust I, 8.125%, pfd.	United States	346,200	9,292,008

		Principal Amount*
Corporate Bonds 93.3%
Automobiles & Components 1.4%
[c]General Motors Co., senior bond, 144A, 4.875%, 10/02/23	United States	20,000,000	20,225,000
The Goodyear Tire & Rubber Co., senior note,
8.25%, 8/15/20	United States	20,000,000	22,600,000
6.50%, 3/01/21	United States	25,200,000	26,838,000
[c]International Automotive Components Group SL, senior secured note,
144A, 9.125%, 6/01/18	United States	20,000,000	21,000,000
			90,663,000
Banks 1.8%
CIT Group Inc., senior note,
5.25%, 3/15/18	United States	9,000,000	9,731,250
5.375%, 5/15/20	United States	21,550,000	23,112,375
5.00%, 8/15/22	United States	33,650,000	33,457,253
[c]144A, 6.625%, 4/01/18	United States	6,925,000	7,859,875
Royal Bank of Scotland Group PLC, sub. note, 6.125%, 12/15/22	United Kingdom	40,000,000	40,850,000
			115,010,753
Capital Goods 3.0%
[c]Abengoa Finance SAU, senior note, 144A, 8.875%, 11/01/17	Spain	35,000,000	37,275,000
[c]CBC Ammo LLC/CBC FinCo Inc., senior note, 144A, 7.25%,
11/15/21	Brazil	20,000,000	19,587,500

Semiannual Report | 17

Franklin High Income Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)

Franklin High Income Fund	Country	Principal Amount*	Value
Corporate Bonds (continued)
Capital Goods (continued)
[c]DigitalGlobe Inc., senior note, 144A, 5.25%, 2/01/21	United States	14,300,000	$14,014,000
Meritor Inc., senior note,
10.625%, 3/15/18	United States	25,000,000	27,062,500
6.75%, 6/15/21	United States	7,000,000	7,070,000
Navistar International Corp., senior note, 8.25%, 11/01/21	United States	15,000,000	15,487,500
Terex Corp., senior note, 6.00%, 5/15/21	United States	20,000,000	20,750,000
Triumph Group Inc., senior note, 4.875%, 4/01/21	United States	26,500,000	25,771,250
[c]Zachry Holdings Inc., senior note, 144A, 7.50%, 2/01/20	United States	23,525,000	24,642,437
			191,660,187
Commercial & Professional Services 1.0%
[c]Algeco Scotsman Global Finance PLC,
senior note, 144A, 10.75%, 10/15/19	United Kingdom	7,300,000	7,628,500
senior secured note, first lien, 144A, 8.50%, 10/15/18	United Kingdom	33,600,000	36,204,000
[b,d]Goss Graphic Systems Inc., senior sub. note, 12.25%, 11/19/05	United States	9,053,899	905
[c,e]Igloo Holdings Corp., senior note, 144A, PIK, 8.25%, 12/15/17	United States	8,900,000	9,111,375
Interactive Data Corp., senior note, 10.25%, 8/01/18	United States	10,000,000	11,019,660
			63,964,440
Consumer Durables & Apparel 3.5%
KB Home,
senior bond, 7.50%, 9/15/22	United States	35,600,000	37,647,000
senior note, 7.00%, 12/15/21	United States	13,900,000	14,386,500
M/I Homes Inc., senior note, 8.625%, 11/15/18	United States	21,000,000	22,785,000
Shea Homes LP/Funding Corp., senior secured note, 8.625%,
5/15/19	United States	15,000,000	16,650,000
[c]SIWF Merger Sub Inc./Springs Industries Inc., senior secured note,
44A, 6.25%, 6/01/21	United States	11,800,000	11,888,500
Standard Pacific Corp., senior note, 6.25%, 12/15/21	United States	25,000,000	25,656,250
[c]Taylor Morrison Communities Inc./Monarch Communities Inc.,
senior note, 144A,
7.75%, 4/15/20	United States	20,746,000	22,820,600
5.25%, 4/15/21	United States	15,500,000	14,996,250
Toll Brothers Finance Corp., senior bond, 5.625%, 1/15/24	United States	21,500,000	21,607,500
Visant Corp., senior note, 10.00%, 10/01/17	United States	33,300,000	31,302,000
			219,739,600
Consumer Services 2.8%
Caesars Entertainment Operating Co. Inc.,
first lien, 9.00%, 2/15/20	United States	16,400,000	16,031,000
senior secured note, first lien, 9.00%, 2/15/20	United States	5,000,000	4,887,500
senior secured note, 11.25%, 6/01/17	United States	40,000,000	40,800,000
ClubCorp Club Operations Inc., senior note, 10.00%, 12/01/18	United States	16,330,000	18,289,600
[c,d]Fontainebleau Las Vegas, 144A, 11.00%, 6/15/15	United States	20,000,000	2,000
MGM Resorts International, senior note,
6.625%, 7/15/15	United States	25,000,000	27,062,500
6.875%, 4/01/16	United States	10,000,000	11,100,000
6.75%, 10/01/20	United States	9,200,000	9,913,000
6.625%, 12/15/21	United States	12,950,000	13,646,063
7.75%, 3/15/22	United States	5,000,000	5,575,000

18 | Semiannual Report

Franklin High Income Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)

Franklin High Income Fund	Country	Principal Amount*	Value
Corporate Bonds (continued)
Consumer Services (continued)
[c]Paris Las Vegas Holding LLC, senior secured note, first lien, 144A,
8.00%, 10/01/20	United States	15,000,000	$15,412,500
Pinnacle Entertainment Inc., senior sub. note, 7.75%, 4/01/22	United States	3,650,000	3,996,750
[c]PNK Finance Corp., senior note, 144A, 6.375%, 8/01/21	United States	14,100,000	14,628,750
			181,344,663
Diversified Financials 5.6%
Ally Financial Inc., senior note,
5.50%, 2/15/17	United States	15,000,000	16,303,620
7.50%, 9/15/20	United States	31,700,000	37,287,125
[f]Bank of America Corp., pfd., sub. bond, M, 8.125% to 5/15/18,
FRN thereafter, Perpetual	United States	60,000,000	67,209,420
E*TRADE Financial Corp., senior note, 6.375%, 11/15/19	United States	22,500,000	24,187,500
[c]General Motors Financial Co. Inc.,
senior bond, 144A, 4.25%, 5/15/23	United States	11,200,000	10,696,000
senior note, 144A, 3.25%, 5/15/18	United States	5,800,000	5,829,000
GMAC Inc., sub. note, 8.00%, 12/31/18	United States	10,000,000	11,950,000
[f]JPMorgan Chase & Co., junior sub. bond, 6.00% to 8/01/23,
FRN thereafter, Perpetual	United States	40,000,000	38,700,000
[c]Neuberger Berman Group LLC/Finance Corp., senior note, 144A,
5.625%, 3/15/20	United States	6,700,000	7,068,500
5.875%, 3/15/22	United States	15,000,000	15,450,000
[c]Nuveen Investments Inc., senior note, 144A,
9.125%, 10/15/17	United States	10,000,000	9,975,000
9.50%, 10/15/20	United States	25,300,000	24,983,750
[c]Provident Fund Associates LP/Finance Corp., senior note, 144A,
6.75%, 6/15/21	United States	13,250,000	13,515,000
SLM Corp., senior note,
8.45%, 6/15/18	United States	33,000,000	38,568,750
5.50%, 1/15/19	United States	32,400,000	33,639,754
			355,363,419
Energy 26.1%
Access Midstream Partner LP/ACMP Finance Corp., senior note,
5.875%, 4/15/21	United States	10,000,000	10,750,000
4.875%, 5/15/23	United States	25,000,000	24,625,000
[c]Antero Resources Corp., senior note, 144A, 5.375%, 11/01/21	United States	13,900,000	14,047,687
[c]Atlas Resource Escrow Co., senior note, 144A, 9.25%, 8/15/21	United States	15,000,000	15,337,500
BreitBurn Energy Partners LP/Finance Corp., senior bond, 7.875%,
4/15/22	United States	35,900,000	36,887,250
Calumet Specialty Products Partners LP/Finance Corp., senior note,
9.375%, 5/01/19	United States	17,400,000	19,357,500
9.625%, 8/01/20	United States	13,900,000	15,533,250
Carrizo Oil & Gas Inc., senior note,
8.625%, 10/15/18	United States	24,200,000	26,408,250
7.50%, 9/15/20	United States	10,100,000	11,110,000
CGG, senior note,
9.50%, 5/15/16	France	3,600,000	3,811,500
7.75%, 5/15/17	France	6,800,000	7,029,500
6.50%, 6/01/21	France	25,000,000	25,812,500

		Semiannual Report | 19

Franklin High Income Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)

Franklin High Income Fund	Country	Principal Amount*	Value
Corporate Bonds (continued)
Energy (continued)
Chaparral Energy Inc., senior note,
9.875%, 10/01/20	United States	15,000,000	$17,175,000
8.25%, 9/01/21	United States	10,000,000	11,025,000
7.625%, 11/15/22	United States	6,700,000	7,286,250
CHC Helicopter SA,
senior note, 9.375%, 6/01/21	Canada	11,300,000	11,497,750
senior secured note, first lien, 9.25%, 10/15/20	Canada	45,000,000	48,571,875
Chesapeake Energy Corp., senior note,
9.50%, 2/15/15	United States	5,000,000	5,475,000
6.625%, 8/15/20	United States	50,000,000	56,250,000
6.125%, 2/15/21	United States	5,000,000	5,400,000
5.75%, 3/15/23	United States	12,700,000	13,208,000
Clayton Williams Energy Inc., senior note,
7.75%, 4/01/19	United States	35,000,000	36,225,000
[c]144A, 7.75%, 4/01/19	United States	5,000,000	5,175,000
CONSOL Energy Inc., senior note,
8.25%, 4/01/20	United States	25,000,000	27,312,500
6.375%, 3/01/21	United States	3,400,000	3,544,500
Crosstex Energy LP/Crosstex Energy Finance Corp., senior note,
8.875%, 2/15/18	United States	20,000,000	21,125,000
7.125%, 6/01/22	United States	11,500,000	13,167,500
[c]Drill Rigs Holdings Inc., secured note, 144A, 6.50%, 10/01/17	United States	30,000,000	32,625,000
Eagle Rock Energy Partners LP/Finance Corp., senior note, 8.375%,
6/01/19	United States	35,000,000	36,225,000
El Paso Corp., senior note, 7.00%, 6/15/17	United States	10,000,000	11,365,260
Energy Transfer Equity LP,
[g]senior bond, 5.875%, 1/15/24	United States	7,200,000	7,191,000
senior note, 7.50%, 10/15/20	United States	45,000,000	51,525,000
Energy XXI Gulf Coast Inc., senior note, 9.25%, 12/15/17	United States	28,000,000	31,360,000
EPL Oil & Gas Inc., senior note, 8.25%, 2/15/18	United States	26,075,000	28,128,406
[c]Expro Finance Luxembourg, senior secured note, 144A, 8.50%,
12/15/16	United Kingdom	35,000,000	36,793,750
Goodrich Petroleum Corp., senior note, 8.875%, 3/15/19	United States	32,000,000	33,760,000
Halcon Resources Corp., senior note,
9.75%, 7/15/20	United States	20,000,000	21,300,000
8.875%, 5/15/21	United States	15,900,000	16,218,000
[c]144A, 9.25%, 2/15/22	United States	15,200,000	15,656,000
[c]Kinder Morgan Finance Co. LLC, senior secured note, 144A, 6.00%,
1/15/18	United States	30,000,000	33,129,060
[c]Kinder Morgan Inc.,
senior secured bond, first lien, 144A, 5.625%, 11/15/23	United States	4,000,000	3,953,628
senior secured note, 144A, 5, 5.00%, 2/15/21	United States	4,700,000	4,682,742
Kodiak Oil & Gas Corp., senior note,
8.125%, 12/01/19	United States	15,000,000	16,687,500
[c]144A, 5.50%, 1/15/21	United States	9,900,000	9,949,500
Linn Energy LLC/Finance Corp., senior note,
6.50%, 5/15/19	United States	5,000,000	5,062,500
8.625%, 4/15/20	United States	15,000,000	16,125,000
7.75%, 2/01/21	United States	12,000,000	12,510,000
[c]144A, 6.25%, 11/01/19	United States	25,000,000	25,000,000
20 | Semiannual Report

Franklin High Income Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)

Franklin High Income Fund	Country	Principal Amount*	Value
Corporate Bonds (continued)
Energy (continued)
Martin Midstream Partners LP/Martin Midstream Finance Corp.,
senior note,
8.875%, 4/01/18	United States	13,134,000	$13,987,710
7.25%, 2/15/21	United States	26,100,000	26,687,250
Memorial Production Partners LP/Memorial Production Finance Corp.,
senior note,
7.625%, 5/01/21	United States	20,000,000	20,650,000
[c]144A, 7.625%, 5/01/21	United States	20,000,000	20,650,000
Midstates Petroleum Co. Inc./LLC, senior note, 9.25%, 6/01/21	United States	19,500,000	20,450,625
[c]Murray Energy Corp., senior secured note, 144A, 8.625%, 6/15/21	United States	11,800,000	12,272,000
[c]Oasis Petroleum Inc., senior note, 144A, 6.875%, 3/15/22	United States	20,000,000	21,600,000
Offshore Group Investment Ltd.,
senior bond, first lien, 7.125%, 4/01/23	United States	15,100,000	15,628,500
senior secured note, first lien, 7.50%, 11/01/19	United States	31,400,000	34,147,500
PBF Holding Co. LLC, first lien, 8.25%, 2/15/20	United States	45,000,000	47,475,000
Peabody Energy Corp., senior note,
7.375%, 11/01/16	United States	6,900,000	7,814,250
6.00%, 11/15/18	United States	15,000,000	16,012,500
6.50%, 9/15/20	United States	12,500,000	13,250,000
6.25%, 11/15/21	United States	17,000,000	17,467,500
Penn Virginia Corp., senior note, 8.50%, 5/01/20	United States	21,300,000	23,030,625
Penn Virginia Resource Partners LP/Finance Corp. II, senior note,
8.375%, 6/01/20	United States	21,200,000	23,532,000
[c]144A, 6.50%, 5/15/21	United States	10,000,000	10,400,000
QEP Resources Inc., senior note,
5.375%, 10/01/22	United States	25,000,000	24,250,000
5.25%, 5/01/23	United States	11,500,000	10,867,500
QR Energy LP/QRE Finance, senior note, 9.25%, 8/01/20	United States	40,000,000	41,700,000
Quicksilver Resources Inc.,
[c,h]secured note, second lien, 144A, FRN, 7.00%, 6/21/19	United States	30,000,000	29,850,000
senior note, 9.125%, 8/15/19	United States	15,000,000	15,225,000
[c]Sabine Pass Liquefaction LLC,
first lien, 144A, 6.25%, 3/15/22	United States	5,000,000	4,993,750
secured note, 144A, 5.625%, 2/01/21	United States	41,800,000	41,486,500
senior secured note, 144A, 5.625%, 4/15/23	United States	13,300,000	12,668,250
[c]Samson Investment Co., senior note, 144A, 9.75%, 2/15/20	United States	50,000,000	54,312,500
[c]Sanchez Energy Corp., senior note, 144A, 7.75%, 6/15/21	United States	31,900,000	32,777,250
Vanguard Natural Resources LLC/Finance Corp., senior note, 7.875%,
4/01/20	United States	25,000,000	26,125,000
W&T Offshore Inc., senior note, 8.50%, 6/15/19	United States	40,700,000	43,956,000
WPX Energy Inc., senior note, 6.00%, 1/15/22	United States	35,000,000	35,350,000
			1,661,012,868
Food & Staples Retailing 0.4%
Rite Aid Corp., senior secured note, 8.00%, 8/15/20	United States	20,000,000	22,500,000

Semiannual Report | 21

Franklin High Income Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)

Franklin High Income Fund	Country	Principal Amount*	Value
Corporate Bonds (continued)
Food, Beverage & Tobacco 2.8%
[c]Agrokor DD, senior note, 144A, 8.875%, 2/01/20	Croatia	9,500,000	$10,206,562
Constellation Brands Inc., senior note,
3.75%, 5/01/21	United States	5,500,000	5,197,500
4.25%, 5/01/23	United States	10,000,000	9,425,000
Del Monte Corp., senior note, 7.625%, 2/15/19	United States	40,000,000	41,800,000
[c]Dole Food Co. Inc., senior secured note, 144A, 7.25%, 5/01/19	United States	16,900,000	16,836,625
[c]JBS USA LLC/Finance Inc., senior note, 144A,
8.25%, 2/01/20	United States	32,400,000	35,154,000
7.25%, 6/01/21	United States	14,900,000	15,533,250
[c]Post Holdings Inc., senior note, 144A,
6.75%, 12/01/21	United States	5,100,000	5,214,750
7.375%, 2/15/22	United States	22,000,000	23,430,000
[c]Sun Merger Sub Inc., senior note, 144A,
5.25%, 8/01/18	United States	7,300,000	7,633,063
5.875%, 8/01/21	United States	5,550,000	5,758,125
			176,188,875
Health Care Equipment & Services 5.3%
Alere Inc.,
senior note, 7.25%, 7/01/18	United States	37,000,000	40,700,000
senior sub. note, 6.50%, 6/15/20	United States	5,900,000	6,077,000
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp.,
senior note,
7.75%, 2/15/19	United States	20,000,000	21,600,000
[c]144A, 6.00%, 10/15/21	United States	9,000,000	9,270,000
CHS/Community Health Systems Inc.,
senior note, 8.00%, 11/15/19	United States	32,500,000	35,506,250
senior note, 7.125%, 7/15/20	United States	13,300,000	13,782,125
senior secured note, 5.125%, 8/15/18	United States	12,700,000	13,239,750
DaVita HealthCare Partners Inc., senior note, 5.75%, 8/15/22	United States	19,300,000	19,782,500
ExamWorks Group Inc., senior note, 9.00%, 7/15/19	United States	15,000,000	16,425,000
HCA Holdings Inc., senior note, 7.75%, 5/15/21	United States	10,000,000	10,962,500
HCA Inc.,
senior note, 8.00%, 10/01/18	United States	5,000,000	5,912,500
senior note, 7.50%, 2/15/22	United States	8,100,000	9,031,500
senior note, 5.875%, 5/01/23	United States	35,000,000	34,825,000
senior secured bond, 7.25%, 9/15/20	United States	4,300,000	4,708,500
senior secured note, 7.875%, 2/15/20	United States	15,000,000	16,218,750
senior secured note, 5.875%, 3/15/22	United States	30,000,000	31,200,000
Hologic Inc., senior note, 6.25%, 8/01/20	United States	6,950,000	7,367,000
Tenet Healthcare Corp., senior note,
8.125%, 4/01/22	United States	20,800,000	22,620,000
[c]144A, 6.00%, 10/01/20	United States	6,700,000	7,014,062
United Surgical Partners International Inc., senior note, 9.00%,
4/01/20	United States	12,200,000	13,725,000
			339,967,437

22 | Semiannual Report

Franklin High Income Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)

Franklin High Income Fund	Country	Principal Amount*	Value
Corporate Bonds (continued)
Materials 10.6%
[c]Albea Beauty Holdings SA, first lien, 144A, 8.375%, 11/01/19	United States	25,000,000	$25,875,000
ArcelorMittal, senior note, 6.00%, 3/01/21	Luxembourg	24,900,000	26,226,921
[c]Ardagh Packaging Finance PLC,
senior note, 144A, 9.125%, 10/15/20	Luxembourg	6,100,000	6,618,500
senior secured note, 144A, 7.375%, 10/15/17	Luxembourg	5,000,000	5,400,000
[c]Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc.,
secured note, 144A, 4.875%, 11/15/22	Luxembourg	3,200,000	3,122,000
senior note, 144A, 9.125%, 10/15/20	Luxembourg	12,700,000	13,716,000
senior note, 144A, 7.00%, 11/15/20	Luxembourg	15,000,000	15,000,000
senior secured note, first lien, 144A, 7.375%, 10/15/17	Luxembourg	5,900,000	6,346,188
Ashland Inc., senior note, 4.75%, 8/15/22	United States	8,800,000	8,426,000
[c]Barminco Finance Pty. Ltd., senior note, 144A, 9.00%, 6/01/18	Australia	27,200,000	25,519,162
[c]Cemex Finance LLC, senior secured note, 144A, 9.375%,
10/12/22	Mexico	7,100,000	7,898,750
[c]Cemex SAB de CV,
secured note, 144A, 5.875%, 3/25/19	Mexico	2,200,000	2,165,625
senior secured note, 144A, 9.00%, 1/11/18	Mexico	50,000,000	55,125,000
[c]Eldorado Gold Corp., senior note, 144A, 6.125%, 12/15/20	Canada	35,000,000	34,475,000
Euramax International Inc., senior secured note, 9.50%, 4/01/16	United States	7,900,000	7,860,500
[c]Exopack Holding Corp., senior note, 144A, 10.00%, 6/01/18	United States	20,000,000	21,700,000
[c]FMG Resources (August 2006) Pty. Ltd., senior note, 144A,
7.00%, 11/01/15	Australia	9,200,000	9,535,018
6.00%, 4/01/17	Australia	5,000,000	5,312,500
6.875%, 2/01/18	Australia	25,000,000	26,500,000
8.25%, 11/01/19	Australia	25,000,000	28,062,500
6.875%, 4/01/22	Australia	5,000,000	5,425,000
[c]Ineos Finance PLC, senior secured note, 144A,
8.375%, 2/15/19	Switzerland	5,000,000	5,581,250
7.50%, 5/01/20	Switzerland	8,600,000	9,454,625
[c]Ineos Group Holdings SA, senior note, 144A, 6.125%, 8/15/18	Switzerland	22,100,000	22,348,625
[c]Inmet Mining Corp., senior note, 144A,
8.75%, 6/01/20	Canada	46,400,000	50,692,000
7.50%, 6/01/21	Canada	10,000,000	10,475,000
[c]LSB Industries Inc., senior note, 144A, 7.75%, 8/01/19	United States	20,800,000	21,840,000
Novelis Inc., senior note, 8.75%, 12/15/20	Canada	20,000,000	22,500,000
[c]Orion Engineered Carbons Bondco GmbH, senior secured note,
first lien, 144A, 9.625%, 6/15/18	Germany	15,533,000	17,173,673
[c,e]Orion Engineered Carbons Finance & Co. SCA, senior note, 144A, PIK,
9.25%, 8/01/19	Germany	14,100,000	14,805,000
[c]Perstorp Holding AB, first lien, 144A, 8.75%, 5/15/17	Sweden	5,400,000	5,787,172
[c]Rain CII Carbon LLC/Corp., second lien, 144A, 8.25%, 1/15/21	United States	11,600,000	11,948,000
Reynolds Group Issuer Inc./LLC/SA,
first lien, 5.75%, 10/15/20	United States	23,600,000	24,308,000
senior note, 8.50%, 5/15/18	United States	32,000,000	34,000,000
senior note, 9.00%, 4/15/19	United States	2,300,000	2,472,500
senior note, 9.875%, 8/15/19	United States	7,500,000	8,362,500
senior note, 8.25%, 2/15/21	United States	20,000,000	21,150,000
senior secured note, 7.875%, 8/15/19	United States	10,000,000	11,150,000

Semiannual Report | 23

Franklin High Income Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)

Franklin High Income Fund	Country	Principal Amount*	Value
Corporate Bonds (continued)
Materials (continued)
[c]Sealed Air Corp., senior note, 144A,
8.125%, 9/15/19	United States	9,100,000	$10,305,750
6.50%, 12/01/20	United States	8,900,000	9,701,000
8.375%, 9/15/21	United States	7,000,000	8,050,000
[c]U.S. Coatings Acquisition Inc./Flash Dutch 2 BV, senior note, 144A,
7.375%, 5/01/21	United States	12,750,000	13,578,750
			675,993,509
Media 7.1%
Cablevision Systems Corp., senior note, 8.625%, 9/15/17	United States	15,000,000	17,400,000
CCO Holdings LLC/CCO Holdings Capital Corp.,
senior bond, 5.25%, 9/30/22	United States	5,400,000	5,116,500
senior note, 6.50%, 4/30/21	United States	10,000,000	10,487,500
senior note, 5.125%, 2/15/23	United States	15,000,000	14,100,000
Clear Channel Communications Inc.,
senior secured bond, first lien, 9.00%, 3/01/21	United States	45,000,000	45,675,000
senior secured note, first lien, 11.25%, 3/01/21	United States	15,000,000	16,275,000
Clear Channel Worldwide Holdings Inc.,
senior note, 6.50%, 11/15/22	United States	3,500,000	3,622,500
senior note, 6.50%, 11/15/22	United States	6,500,000	6,760,000
senior sub. note, 7.625%, 3/15/20	United States	1,650,000	1,732,500
senior sub. note, 7.625%, 3/15/20	United States	25,000,000	26,500,000
CSC Holdings Inc., senior deb., 7.625%, 7/15/18	United States	5,000,000	5,787,500
CSC Holdings LLC, senior note, 6.75%, 11/15/21	United States	25,000,000	27,062,500
DISH DBS Corp.,
senior bond, 5.00%, 3/15/23	United States	5,000,000	4,787,500
senior note, 7.125%, 2/01/16	United States	30,000,000	33,225,000
senior note, 6.75%, 6/01/21	United States	5,000,000	5,412,500
senior note, 5.875%, 7/15/22	United States	30,000,000	30,525,000
[c]Gannett Co. Inc.,
senior bond, 144A, 6.375%, 10/15/23	United States	18,900,000	19,750,500
senior note, 144A, 5.125%, 10/15/19	United States	19,400,000	20,054,750
senior note, 144A, 5.125%, 7/15/20	United States	14,700,000	15,067,500
[c]Live Nation Entertainment Inc., senior note, 144A, 7.00%,
9/01/20	United States	7,100,000	7,703,500
[c]The Nielsen Co. (Luxembourg) Sarl, senior note, 144A, 5.50%,
10/01/21	United States	16,100,000	16,502,500
[e]Radio One Inc., senior sub. note, PIK, 12.50%, 5/24/16	United States	22,000,000	22,275,000
[c]Univision Communications Inc.,
senior secured bond, 144A, 6.75%, 9/15/22	United States	23,850,000	26,354,250
senior secured note, 144A, 6.875%, 5/15/19	United States	20,000,000	21,650,000
senior secured note, 144A, 5.125%, 5/15/23	United States	8,000,000	8,040,000
[c]UPCB Finance III Ltd., senior secured note, 144A, 6.625%,
7/01/20	Netherlands	30,000,000	32,100,000
[c]UPCB Finance VI Ltd., senior secured note, 144A, 6.875%,
1/15/22	Netherlands	4,700,000	5,040,750
			449,007,750

24 | Semiannual Report

Franklin High Income Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)

Franklin High Income Fund	Country	Principal Amount*	Value
Corporate Bonds (continued)
Pharmaceuticals, Biotechnology & Life Sciences 2.6%
[c,e]Capsugel SA, senior note, 144A, PIK, 7.00%, 5/15/19	United States	11,700,000	$11,926,688
[c]inVentiv Health Inc.,
senior note, 144A, 10.00%, 8/15/18	United States	3,350,000	2,855,875
senior secured note, 144A, 9.00%, 1/15/18	United States	22,075,000	23,289,125
[c,e]Jaguar Holding Co. I, senior note, 144A, PIK, 9.375%, 10/15/17	United States	25,090,000	26,626,762
[c]Jaguar Holding Co. II/Merger Sub Inc., senior note, 144A, 9.50%,
12/01/19	United States	9,200,000	10,373,000
Par Pharmaceutical Cos. Inc., senior note, 7.375%, 10/15/20	United States	23,550,000	24,845,250
[c]Valeant Pharmaceuticals International Inc., senior note, 144A,
7.50%, 7/15/21	United States	15,400,000	17,017,000
[g]5.625%, 12/01/21	United States	3,700,000	3,727,750
[c]VPI Escrow Corp., senior note, 144A, 6.375%, 10/15/20	United States	42,600,000	45,102,750
			165,764,200
Real Estate 0.3%
CB Richard Ellis Services Inc., senior bond, 5.00%, 3/15/23	United States	17,200,000	16,619,500
Retailing 0.2%
[c]New Look Bondco I PLC, secured note, 144A, 8.375%, 5/14/18	United Kingdom	15,400,000	16,006,375
Semiconductors & Semiconductor Equipment 1.4%
Freescale Semiconductor Inc.,
senior note, 8.05%, 2/01/20	United States	35,000,000	37,887,500
senior note, 10.75%, 8/01/20	United States	11,610,000	13,235,400
[c]senior secured note, 144A, 9.25%, 4/15/18	United States	9,610,000	10,414,838
[c]senior secured note, 144A, 6.00%, 1/15/22	United States	5,900,000	5,973,750
[c]NXP BV/NXP Funding LLC, senior note, 144A, 5.75%, 2/15/21	Netherlands	20,000,000	20,925,000
			88,436,488
Software & Services 3.0%
[c]BMC Software Finance Inc., senior note, 144A, 8.125%, 7/15/21	United States	15,700,000	16,720,500
Equinix Inc.,
senior bond, 5.375%, 4/01/23	United States	35,000,000	34,562,500
senior note, 4.875%, 4/01/20	United States	10,000,000	10,025,000
First Data Corp.,
senior bond, 12.625%, 1/15/21	United States	35,000,000	41,212,500
[c]senior note, 144A, 11.25%, 1/15/21	United States	15,000,000	16,575,000
[c]senior secured bond, 144A, 8.25%, 1/15/21	United States	37,000,000	39,451,250
[c]Sitel LLC/Finance Corp., senior secured note, 144A, 11.00%,
8/01/17	United States	3,550,000	3,842,875
Sterling International Inc., senior note, 11.00%, 10/01/19	United States	12,825,000	13,402,125
West Corp., senior note, 7.875%, 1/15/19	United States	15,000,000	16,293,750
			192,085,500
Technology Hardware & Equipment 1.8%
[c,g]Alcatel-Lucent USA Inc., senior note, 144A, 6.75%, 11/15/20	United States	42,200,000	42,727,500
[c]Blackboard Inc., senior note, 144A, 7.75%, 11/15/19	United States	12,000,000	11,940,000
CDW LLC/Finance Corp., senior note, 8.50%, 4/01/19	United States	20,000,000	22,325,000

Semiannual Report | 25

Franklin High Income Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)

Franklin High Income Fund	Country	Principal Amount*	Value
Corporate Bonds (continued)
Technology Hardware & Equipment (continued)
[c,e]CommScope Holdings Co. Inc., senior note, 144A, PIK, 6.625%,
6/01/20	United States	11,200,000	$11,648,000
[c]CommScope Inc., senior note, 144A, 8.25%, 1/15/19	United States	22,044,000	24,358,620
			112,999,120
Telecommunication Services 8.9%
CenturyLink Inc.,
senior bond, 6.75%, 12/01/23	United States	5,500,000	5,634,062
senior note, 5.80%, 3/15/22	United States	30,000,000	29,775,000
Cricket Communications Inc., senior note, 7.75%, 10/15/20	United States	10,000,000	11,500,000
Crown Castle International Corp., senior bond,
7.125%, 11/01/19	United States	1,500,000	1,631,850
5.25%, 1/15/23	United States	15,400,000	15,284,500
[c]Digicel Group Ltd., senior note, 144A, 8.25%, 9/30/20	Bermuda	31,600,000	33,101,000
[c]Digicel Ltd., senior note, 144A, 6.00%, 4/15/21	Bermuda	24,400,000	23,663,364
[c]eAccess Ltd., senior note, 144A, 8.25%, 4/01/18	Japan	25,000,000	27,625,000
Frontier Communications Corp.,
senior bond, 7.625%, 4/15/24	United States	4,800,000	4,998,000
senior note, 8.75%, 4/15/22	United States	10,000,000	11,450,000
senior note, 7.125%, 1/15/23	United States	10,000,000	10,350,000
senior note, 7.875%, 1/15/27	United States	3,300,000	3,238,125
Intelsat Jackson Holdings SA,
[c]senior bond, 144A, 5.50%, 8/01/23	Luxembourg	15,000,000	14,437,500
senior note, 7.25%, 10/15/20	Luxembourg	20,100,000	22,059,750
senior note, 7.50%, 4/01/21	Luxembourg	35,000,000	38,631,250
senior note, 6.625%, 12/15/22	Luxembourg	20,000,000	20,450,000
[c]Lynx I Corp., first lien, 144A, 5.375%, 4/15/21	United Kingdom	13,400,000	13,735,000
[c]Lynx II Corp., senior bond, 144A, 6.375%, 4/15/23	United Kingdom	1,500,000	1,556,250
[c]Millicom International Cellular SA, senior note, 144A, 6.625%,
10/15/21	Luxembourg	24,300,000	24,953,062
[b,d]RSL Communications PLC,
senior discount note, 10.125%, 3/01/08	United Kingdom	44,500,000	489,500
senior note, 12.00%, 11/01/08	United Kingdom	6,250,000	87,500
[c]Sprint Corp., senior note, 144A, 7.875%, 9/15/23	United States	4,700,000	5,158,250
Sprint Nextel Corp., senior note,
8.375%, 8/15/17	United States	40,000,000	46,600,000
6.00%, 11/15/22	United States	7,500,000	7,481,250
[c]144A, 9.00%, 11/15/18	United States	60,000,000	72,750,000
[c]144A, 7.00%, 3/01/20	United States	9,800,000	10,951,500
T-Mobile USA Inc.,
senior bond, 6.50%, 1/15/24	United States	7,400,000	7,511,000
senior note, 6.542%, 4/28/20	United States	11,700,000	12,445,875
senior note, 6.633%, 4/28/21	United States	9,000,000	9,461,250
senior note, 6.125%, 1/15/22	United States	4,200,000	4,289,250
senior note, 6.731%, 4/28/22	United States	9,000,000	9,416,250

26 | Semiannual Report

Franklin High Income Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)

Franklin High Income Fund	Country	Principal Amount*		Value
Corporate Bonds (continued)
Telecommunication Services (continued)
[c]Wind Acquisition Finance SA, senior secured note, 144A, 11.75%,
7/15/17	Italy	50,000,000		$53,187,500
[c,e]Wind Acquisition Holdings Finance SA, senior secured note, 144A,
PIK, 12.25%,
7/15/17	Italy	7,653,347	EUR	10,334,584
7/15/17	Italy	5,073,769		5,030,962
				569,268,384
Transportation 1.3%
[c]CEVA Group PLC, senior note, first lien, 144A, 4.00%, 5/01/18	United Kingdom	19,200,000		16,032,000
HDTFS Inc., senior note, 5.875%, 10/15/20	United States	4,500,000		4,691,250
Hertz Corp., senior note,
7.50%, 10/15/18	United States	15,000,000		16,275,000
6.75%, 4/15/19	United States	26,800,000		29,011,000
Marquette Transportation Co. Inc./Finance Corp., senior secured note,
10.875%, 1/15/17	United States	15,000,000		15,975,000
				81,984,250
Utilities 2.4%
[c]Calpine Corp.,
senior secured bond, first lien, 144A, 5.875%, 1/15/24	United States	13,400,000		13,400,000
senior secured note, 144A, 7.875%, 7/31/20	United States	9,010,000		9,911,000
senior secured note, 144A, 7.50%, 2/15/21	United States	20,762,000		22,734,390
senior secured note, 144A, 7.875%, 1/15/23	United States	8,974,000		9,871,400
senior secured, first lien, 144A, 6.00%, 1/15/22	United States	3,600,000		3,717,000
[c]InterGen NV, secured bond, 144A, 7.00%, 6/30/23	Netherlands	28,900,000		29,983,750
[c]Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric
Holdings Finance Inc., senior secured note, 144A, 11.50%,
10/01/20	United States	60,000,000		44,250,000
[c]Viridian Group FundCo II, senior note, 144A, 11.125%, 4/01/17	United Kingdom	15,000,000		16,615,080
				150,482,620
Total Corporate Bonds (Cost $5,681,696,481)				5,936,062,938
[h,i]Senior Floating Rate Interests 1.7%
Capital Goods 0.2%
Navistar Inc., Tranche B Term Loan, 5.75%, 8/17/17	United States	11,747,428		11,971,369
Household & Personal Products 0.6%
Sun Products Corp., Tranche B Term Loan, 5.50%, 3/23/20	United States	42,387,000		39,896,764
Media 0.2%
Cumulus Media Holdings Inc., Second Lien Term Loan, 7.50%,
9/16/19	United States	15,000,000		15,398,250
Telecommunication Services 0.5%
Altice Financing SA, Loans, 5.50%, 6/24/19	Luxembourg	30,000,000		30,112,500

Semiannual Report | 27

Franklin High Income Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)

Franklin High Income Fund	Country	Principal Amount*	Value
[h,i]Senior Floating Rate Interests (continued)
Utilities 0.2%
Texas Competitive Electric Holdings Co. LLC, 2017 Term Loan,
4.668% - 4.739%, 10/10/17	United States	19,083,845	$13,248,960
Total Senior Floating Rate Interests
(Cost $112,941,090)			110,627,843
Total Investments before Short Term Investments
(Cost $5,846,316,421)			6,077,319,160

		Shares
Short Term Investments (Cost $220,627,893) 3.5%
Money Market Funds 3.5%
[a,j]Institutional Fiduciary Trust Money Market Portfolio	United States	220,627,893	220,627,893
Total Investments (Cost $6,066,944,314) 99.0%			6,297,947,053
Other Assets, less Liabilities 1.0%			66,341,096
Net Assets 100.0%			$6,364,288,149

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bSecurity has been deemed illiquid because it may not be able to be sold within seven days. At November 30, 2013, the aggregate value of these securities was $728,372, representing 0.01% of net assets.
cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At November 30,
2013, the aggregate value of these securities was $2,444,526,179, representing 38.41% of net assets.
dSee Note 8 regarding defaulted securities.
eIncome may be received in additional securities and/or cash.
fPerpetual security with no stated maturity date.
gA portion or all of the security purchased on a when-issued or delayed delivery basis. See Note 1(c).
hThe coupon rate shown represents the rate at period end.
iSee Note 1(e) regarding senior floating rate interests.
jSee Note 7 regarding investments in the Institutional Fiduciary Trust Money Market Portfolio.

At November 30, 2013, the Fund had the following forward exchange contracts outstanding. See Note 1(d).

Forward Exchange Contracts
					Settlement	Unrealized	Unrealized
Currency	Counterparty	Type	Quantity	Contract Amount	Date	Appreciation	Depreciation
Euro	DBAB	Sell	4,700,000	$6,207,290	12/18/13	$—	$ (177,151)
Euro	DBAB	Sell	2,575,000	3,315,570	4/04/14	—	(182,870)
Net unrealized appreciation (depreciation)							$ (360,021)

See Abbreviations on page 47.

28 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin High Income Trust

Financial Statements

Statement of Assets and Liabilities
November 30, 2013 (unaudited)

Franklin High
Income Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$5,846,316,421
Cost - Sweep Money Fund (Note 7)	220,627,893
Total cost of investments	$6,066,944,314
Value - Unaffiliated issuers	$6,077,319,160
Value - Sweep Money Fund (Note 7)	220,627,893
Total value of investments	6,297,947,053
Cash	312,887
Foreign currency, at value (cost $752)	752
Receivables:
Investment securities sold	1,180,000
Capital shares sold	11,274,859
Interest	106,296,115
Due from brokers	300,000
Other assets	194,589
Total assets	6,417,506,255
Liabilities:
Payables:
Investment securities purchased	38,532,803
Capital shares redeemed	9,264,988
Management fees	2,393,431
Distribution fees	1,038,875
Transfer agent fees	1,452,601
Unrealized depreciation on forward exchange contracts	360,021
Accrued expenses and other liabilities	175,387
Total liabilities	53,218,106
Net assets, at value	$6,364,288,149
Net assets consist of:
Paid-in capital	$6,394,764,051
Distributions in excess of net investment income	(8,640,142)
Net unrealized appreciation (depreciation)	230,642,718
Accumulated net realized gain (loss)	(252,478,478)
Net assets, at value	$6,364,288,149

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 29

Franklin High Income Trust

Financial Statements (continued)

Statement of Assets and Liabilities (continued)
November 30, 2013 (unaudited)

Franklin High
Income Fund
Class A:
Net assets, at value	$3,805,309,639
Shares outstanding	1,804,717,052
Net asset value per share[a]	$2.11
Maximum offering price per share (net asset value per share ÷ 95.75%)	$2.20
Class C:
Net assets, at value	$820,619,967
Shares outstanding	385,804,731
Net asset value and maximum offering price per share[a]	$2.13
Class R:
Net assets, at value	$334,843,082
Shares outstanding	156,692,768
Net asset value and maximum offering price per share	$2.14
Class R6:
Net assets, at value	$1,157,909
Shares outstanding	548,829
Net asset value and maximum offering price per share	$2.11
Advisor Class:
Net assets, at value	$1,402,357,552
Shares outstanding	664,236,787
Net asset value and maximum offering price per share	$2.11

[a]Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

30 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin High Income Trust

Financial Statements (continued)

Statement of Operations
for the six months ended November 30, 2013 (unaudited)

Franklin High
Income Fund
Investment income:
Dividends	$1,268,670
Interest	218,976,959
Total investment income	220,245,629
Expenses:
Management fees (Note 3a)	14,011,356
Distribution fees: (Note 3c)
Class A	2,839,121
Class C	2,591,900
Class R	812,979
Transfer agent fees: (Note 3e)
Class A	2,600,507
Class C	547,906
Class R	223,411
Class R6	26
Advisor Class	899,274
Custodian fees (Note 4)	5,741
Reports to shareholders	252,266
Registration and filing fees	153,093
Professional fees	45,692
Trustees’ fees and expenses	58,699
Other	53,334
Total expenses	25,095,305
Expense reductions (Note 4)	(390)
Net expenses	25,094,915
Net investment income	195,150,714
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	69,750,131
Foreign currency transactions	51
Swap contracts	159,490
Net realized gain (loss)	69,909,672
Net change in unrealized appreciation (depreciation) on:
Investments	(89,711,983)
Translation of other assets and liabilities denominated in foreign currencies	(426,364)
Net change in unrealized appreciation (depreciation)	(90,138,347)
Net realized and unrealized gain (loss)	(20,228,675)
Net increase (decrease) in net assets resulting from operations	$174,922,039

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 31

Franklin High Income Trust

Financial Statements (continued)

Statements of Changes in Net Assets

	Franklin High Income Fund
	Six Months Ended
	November 30, 2013	Year Ended
	(unaudited)	May 31, 2013
Increase (decrease) in net assets:
Operations:
Net investment income	$195,150,714	$377,044,777
Net realized gain (loss) from investments, foreign currency transactions and swap
contracts	69,909,672	85,028,151
Net change in unrealized appreciation (depreciation) on investments and translation of
other assets and liabilities denominated in foreign currencies	(90,138,347)	321,329,925
Net increase (decrease) in net assets resulting from operations	174,922,039	783,402,853
Distributions to shareholders from:
Net investment income:
Class A	(120,341,455)	(242,165,001)
Class B	—	(278,847)
Class C	(23,135,997)	(44,273,436)
Class R	(9,607,719)	(19,276,547)
Class R6	(15,523)	—
Advisor Class	(41,948,206)	(83,986,514)
Total distributions to shareholders	(195,048,900)	(389,980,345)
Capital share transactions: (Note 2)
Class A	(100,334,429)	699,036,421
Class B	—	(9,794,432)
Class C	8,312,868	186,459,485
Class R	534,853	50,958,420
Class R6	851,937	300,234
Advisor Class	128,874,474	335,042,987
Total capital share transactions	38,239,703	1,262,003,115
Net increase (decrease) in net assets	18,112,842	1,655,425,623
Net assets:
Beginning of period	6,346,175,307	4,690,749,684
End of period	$6,364,288,149	$6,346,175,307
Distributions in excess of net investment income included in net assets:
End of period	$(8,640,142)	$(8,741,956)

32 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin High Income Trust

Notes to Financial Statements (unaudited)

Franklin High Income Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin High Income Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of one fund, the Franklin High Income Fund (Fund). The Fund offers five classes of shares: Class A, Class C, Class R, Class R6, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate

Semiannual Report | 33

Franklin High Income Trust

Notes to Financial Statements (unaudited) (continued)

Franklin High Income Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined.

Certain derivative financial instruments (derivatives) trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

34 | Semiannual Report

Franklin High Income Trust

Notes to Financial Statements (unaudited) (continued)

Franklin High Income Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

In addition, certain foreign markets may be open on days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Securities Purchased on a When-Issued and Delayed Delivery Basis

The Fund purchases securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

Semiannual Report | 35

Franklin High Income Trust

Notes to Financial Statements (unaudited) (continued)

Franklin High Income Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
d.	Derivative Financial Instruments

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement. At November 30, 2013, the Fund had OTC derivatives in a net liability position of $360,021 and the aggregate value of collateral pledged for such contracts was $300,000.

Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of fund business each day and any additional collateral required due to changes in derivative values may be delivered by the fund or the counterparty within a few business days. Collateral pledged and/or received by the fund, if any, is held in segregated accounts with the fund’s custodian/counterparty broker

36 | Semiannual Report

Franklin High Income Trust

Notes to Financial Statements (unaudited) (continued)

Franklin High Income Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
d.	Derivative Financial Instruments (continued)

and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

The Fund entered into credit default swap contracts primarily to manage exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (“OTC credit default swaps”) or may be executed in a multilateral trade facility platform, such as a registered exchange (“centrally cleared credit default swaps”). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, or a tranche of a credit index. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable on the Statement of Assets and Liabilities. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Payments received or paid to initiate a credit default swap contract are reflected on the Statement of Assets and Liabilities and represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments are amortized over the term of the contract as a realized gain or loss on the Statement of Operations.

See Note 9 regarding other derivative information.

e. Senior Floating Rate Interests

The Fund invests in senior secured corporate loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR). Senior secured corporate loans often require prepayment of principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity.

Semiannual Report | 37

Franklin High Income Trust

Notes to Financial Statements (unaudited) (continued)

Franklin High Income Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
e.	Senior Floating Rate Interests (continued)

Senior secured corporate loans in which the Fund invests are generally readily marketable, but may be subject to certain restrictions on resale.

f. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of November 30, 2013, and for all open tax years, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

g. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Facility fees are recognized as income over the expected term of the loan. Dividend income recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

38 | Semiannual Report

Franklin High Income Trust

Notes to Financial Statements (unaudited) (continued)

Franklin High Income Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
g.	Security Transactions, Investment Income, Expenses and Distributions (continued)

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

h. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

i. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At November 30, 2013, there were an unlimited number of shares authorized (without par value).

Transactions in the Fund’s shares were as follows:

	Six Months Ended		Year Ended
	November 30, 2013		May 31, 2013[a]
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	200,702,696	$415,724,449	622,435,733	$1,280,981,385
Shares issued in reinvestment
of distributions	49,190,865	101,645,258	96,816,904	199,126,169
Shares redeemed	(298,648,024)	(617,704,136)	(376,499,945)	(781,071,133)
Net increase (decrease)	(48,754,463)	$(100,334,429)	342,752,692	$699,036,421
Class B Shares[b]:
Shares sold			201,711	$407,892
Shares issued in reinvestment
of distributions			115,939	233,086
Shares redeemed			(5,094,423)	(10,435,410)
Net increase (decrease)			(4,776,773)	$(9,794,432)

				Semiannual Report	|	39

Franklin High Income Trust

Notes to Financial Statements (unaudited) (continued)

Franklin High Income Fund

2. SHARES OF BENEFICIAL INTEREST (continued)

	Six Months Ended		Year Ended
	November 30, 2013		May 31, 2013[a]
	Shares	Amount	Shares	Amount
Class C Shares:
Shares sold	56,101,846	$117,218,866	143,443,413	$299,176,546
Shares issued in reinvestment
of distributions	9,570,514	19,952,894	17,913,496	37,186,822
Shares redeemed	(61,761,187)	(128,858,892)	(71,634,417)	(149,903,883)
Net increase (decrease)	3,911,173	$8,312,868	89,722,492	$186,459,485
Class R Shares:
Shares sold	23,906,716	$50,200,024	55,407,331	$116,057,410
Shares issued in reinvestment
of distributions	4,501,411	9,429,828	9,105,704	18,968,143
Shares redeemed	(28,185,964)	(59,094,999)	(40,021,262)	(84,067,133)
Net increase (decrease)	222,163	$534,853	24,491,773	$50,958,420
Class R6 Shares:
Shares sold	403,291	$841,389	140,454	$300,234
Shares issued in reinvestment
of distributions	7,460	15,444	—	—
Shares redeemed	(2,376)	(4,896)	—	—
Net increase (decrease)	408,375	$851,937	140,454	$300,234
Advisor Class Shares:
Shares sold	162,833,361	$337,392,170	363,525,043	$745,142,369
Shares issued in reinvestment
of distributions	16,849,188	34,880,849	31,432,059	64,797,975
Shares redeemed	(117,527,645)	(243,398,545)	(227,260,168)	(474,897,357)
Net increase (decrease)	62,154,904	$128,874,474	167,696,934	$335,042,987

[a]For the period May 1, 2013 (effective date) to May 31, 2013 for Class R6.
[b]Effective March 21, 2013, all Class B shares were converted to Class A.

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

40 | Semiannual Report

Franklin High Income Trust

Notes to Financial Statements (unaudited) (continued)

Franklin High Income Fund

3.	TRANSACTIONS WITH AFFILIATES (continued)
a.	Management Fees

The Fund pays an investment management fee to Advisers based on the month-end net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $7.5 billion
0.440%	Over $7.5 billion, up to and including $10 billion
0.430%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	Over $15 billion, up to and including $17.5 billion
0.380%	Over $17.5 billion, up to and including $20 billion
0.360%	Over $20 billion, up to and including $35 billion
0.355%	Over $35 billion, up to and including $50 billion
0.350%	In excess of $50 billion

b. Administrative Fees

FT Services, under terms of an agreement, provides administrative services to the Fund and is not paid by the Fund for the services.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are not charged on shares held by affiliates. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.15%
Class C	0.65%
Class R	0.50%

Semiannual Report | 41

Franklin High Income Trust

Notes to Financial Statements (unaudited) (continued)

Franklin High Income Fund

3.	TRANSACTIONS WITH AFFILIATES (continued)
d.	Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Sales charges retained net of commissions paid to unaffiliated
broker/dealers	$556,067
CDSC retained	$105,436

e. Transfer Agent Fees

Each class of shares, except for R6 share class, pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholding servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. The R6 share class pays Investor Services transfer agent fees specific to that class.

For the period ended November 30, 2013, the Fund paid transfer agent fees of $4,271,124, of which $1,771,830 was retained by Investor Services.

f. Waiver and Expense Reimbursements

Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees for the Fund do not exceed 0.01% until August 31, 2014. There were no expenses waived during the period ended November 30, 2013.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended November 30, 2013, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains. Capital loss carryforwards with no expiration, if any, must be fully utilized before those losses with expiration dates.

42 | Semiannual Report

Franklin High Income Trust

Notes to Financial Statements (unaudited) (continued)

Franklin High Income Fund

5. INCOME TAXES (continued)

At May 31, 2013, capital loss carryforwards were as follows:

Capital loss carryforwards subject to expiration:
2014	$100,305,761
2017	74,931,197
2018	146,834,317
$322,071,275

At November 30, 2013, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$6,078,998,114

Unrealized appreciation	$330,749,825
Unrealized depreciation	(111,800,886)
Net unrealized appreciation (depreciation)	$218,948,939

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, bond discounts and premiums, payments-in-kind and swaps.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended November 30, 2013, aggregated $1,004,559,861 and $1,038,059,410, respectively.

7. INVESTMENTS IN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund invests in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. CREDIT RISK AND DEFAULTED SECURITIES

At November 30, 2013, the Fund had 95.40% of its portfolio invested in high yield, senior secured floating rate notes, or other securities rated below investment grade. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

Semiannual Report | 43

Franklin High Income Trust

Notes to Financial Statements (unaudited) (continued)

Franklin High Income Fund

8. CREDIT RISK AND DEFAULTED SECURITIES (continued)

The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At November 30, 2013, the aggregate value of these securities represents less than 0.05% of the Fund’s net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified on the accompanying Statement of Investments.

9. OTHER DERIVATIVE INFORMATION

At November 30, 2013, the Fund’s investments in derivative contracts are reflected on the Statement of Assets and Liabilities as follows:

	Asset Derivatives		Liability Derivatives
Derivative Contracts
Not Accounted for as	Statement of Assets and	Fair Value	Statement of Assets and	Fair Value
Hedging Instruments	Liabilities Location	Amount	Liabilities Location	Amount
Foreign exchange
contracts	Unrealized appreciation on		Unrealized depreciation on
	forward exchange contracts	$ —	forward exchange contracts	$360,021

For the period ended November 30, 2013, the effect of derivative contracts on the Fund’s Statement of Operations was as follows:

Change in
Unrealized
Derivative Contracts		Realized Gain	Appreciation
Not Accounted for as		(Loss) for	(Depreciation)
Hedging Instruments	Statement of Operations Locations	the Period	for the Period
Foreign exchange contracts	Net realized gain (loss) from foreign currency
transactions / Net change in unrealized appreciation
(depreciation) on translation of other assets and
	liabilities denominated in foreign currencies	$—	$(412,086)
Credit contracts	Net realized gain (loss) from swap contracts / Net
change in unrealized appreciation (depreciation)
	on investments	159,490	(1,770,038)

For the period ended November 30, 2013, the average month end fair value of derivatives represented less than 0.01% of average month end net assets. The average month end number of open derivative contracts for the period was 2.

See Note 1(d) regarding derivative financial instruments.

44 | Semiannual Report

Franklin High Income Trust

Notes to Financial Statements (unaudited) (continued)

Franklin High Income Fund

10. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which matures on January 17, 2014. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses on the Statement of Operations. During the period ended November 30, 2013, the Fund did not use the Global Credit Facility.

11. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

Semiannual Report | 45

Franklin High Income Trust

Notes to Financial Statements (unaudited) (continued)

Franklin High Income Fund

11.	FAIR VALUE MEASUREMENTS (continued)
A	summary of inputs used as of November 30, 2013, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Equity Investments:[a]
Consumer Services	$—	$—	$150,467	$150,467
Materials	—	10,860,000	—[b]	10,860,000
Transportation	—	10,325,904	—	10,325,904
Other Equity Investments[c]	9,292,008	—	—	9,292,008
Corporate Bonds	—	5,935,485,033	577,905	5,936,062,938
Senior Floating Rate Interests	—	110,627,843	—	110,627,843
Short Term Investments	220,627,893	—	—	220,627,893
Total Investments in Securities	$229,919,901	$6,067,298,780	$728,372	$6,297,947,053
Liabilities:
Forward Exchange Contracts	—	360,021	—	360,021

aIncludes common, preferred, convertible preferred stocks as well as other equity investments.
bIncludes securities determined to have no value at November 30, 2013.
cFor detailed categories, see the accompanying Statement of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the period.

12. NEW ACCOUNTING PRONOUNCEMENTS

In June 2013, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2013-08, Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements. The ASU modifies the criteria used in defining an investment company under U.S. Generally Accepted Accounting Principles and also sets forth certain measurement and disclosure requirements. Under the ASU, an entity that is registered under the 1940 Act automatically qualifies as an investment company. The ASU is effective for interim and annual reporting periods beginning after December 15, 2013. The Fund is currently reviewing the requirements and believes the adoption of this ASU will not have a material impact on its financial statements.

46 | Semiannual Report

Franklin High Income Trust

Notes to Financial Statements (unaudited) (continued)

Franklin High Income Fund

13. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

ABBREVIATIONS
Counterparty	Currency	Selected Portfolio
DBAB - Deutsche Bank AG	EUR - Euro	FRN - Floating Rate Note

Semiannual Report | 47

Franklin High Income Trust

Shareholder Information

Franklin High Income Fund

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

48 | Semiannual Report

VALUE | BLEND | GROWTH | SECTOR | GLOBAL | INTERNATIONAL | HYBRID | ALTERNATIVE | ASSET ALLOCATION | FIXED INCOME | TAX-FREE INCOME

FRANKLIN TEMPLETON INVESTMENTS

< GAIN FROM OUR PERSPECTIVE® >

**Semiannual Report and Shareholder Letter**

# FRANKLIN HIGH INCOME FUND

**Investment Manager**
Franklin Advisers, Inc.

**Distributor**
Franklin Templeton Distributors, Inc.
(800) DIAL BEN®/342-5236
franklintempleton.com

**Shareholder Services**
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

© 2013-2014 Franklin Templeton Investments. All rights reserved.

105 S 01/14

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c)	N/A
(d)	N/A
(f)	Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services. Item 5. Audit Committee of Listed Registrants. Item 6. Schedule of Investments.	N/A N/A N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.    N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                     N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN HIGH INCOME TRUST

By /s/ Laura Fergerson

Laura F. Fergerson
Chief Executive Officer - Finance and Administration
Date January 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson
Laura F. Fergerson
Chief Executive Officer - Finance and Administration
Date January 27, 2014

By /s/ Gaston Gardey
Gaston Gardey
Chief Financial Officer and Chief Accounting Officer
Date January 27, 2014